Shareholder Report, Holdings (Details) - C000030507	Sep. 30, 2025
14209509
Holdings [Line Items]
Percent of Net Asset Value	15.30%
14208651
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	29.00%
AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.10%
AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	3.70%